Income Taxes (10K) (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carry-forward	$ 61,735
State net operating loss carry-forward	$ 36,411
Federal operating loss carryforwards expiration year	2017
State operating loss carryforwards expiration year	2025
Circumstances, under which the amounts of, and the benefit from, net operatin losses and tax credit carry-forwards may be impared or limited	Under the Tax Reform Act of 1986, the amounts of, and the benefit from, net operating losses and tax credit carry-forwards may be impaired or limited in certain circumstances. These circumstances include, but are not limited to, a cumulative stock ownership change of greater than 50%, as defined, over a three-year period. During 1997, the Company experienced stock ownership changes which could limit the utilization of its net operating loss and research and investment tax credit carry-forwards in future periods. In addition, a study of recent transactions has not been performed to determine whether any further limitations might apply.